Athene Variable Annuity Account A
Financial Statements
As of and for the year ended December 31, 2023

Athene Variable Annuity Account A
Index to Financial Statements
As of and for the year ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of
AVA Separate Account A – AVA/VA and the
Board of Directors of Athene Annuity & Life Assurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in the table below, which comprises Athene Variable Annuity (AVA) Separate Account A (the “Account”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, changes in net assets for the years ended December 31, 2023 and 2022, the financial highlights for the years ended December 31, 2023 and 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Investment Portfolios Stock Index Fund	Fidelity Variable Insurance Products Overseas Portfolio	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio	Fidelity Variable Insurance Products Growth Portfolio	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Invesco Variable Investment Funds High Yield Fund	Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Health Science Portfolio II
Invesco Variable Investment Funds Core Equity Fund	Fidelity Variable Insurance Products Mid-Cap Portfolio	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund	Fidelity Variable Insurance Products Government Money Market Fund	Vanguard Variable Insurance Funds Real Estate Index Portfolio
American Century Variable Portfolios, Inc. VP Value Fund	Janus Henderson Portfolio Overseas Portfolio	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
The Alger Funds Large Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
The Alger Funds Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Growth & Income Portfolio	Vanguard Variable Insurance Funds Capital Growth Portfolio
The Alger Funds Capital Appreciation Portfolio	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio

The financial highlights for each of the years or periods ended on or prior to December 31, 2021, were audited by other independent registered public accountants whose report, dated April 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Des Moines, Iowa
April 30, 2024

We have served as the Account’s auditor since 2022.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2023

					Lazard
	BNY Mellon		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$187,831	$2,594	$16,486	$351,680	$266,311
Total Assets	$187,831	$2,594	$16,486	$351,680	$266,311

Net assets in the accumulation period	$187,831	$2,594	$16,486	$351,680	$266,311
Net assets	$187,831	$2,594	$16,486	$351,680	$266,311

Accumulation unit value low	$34.020	$35.240	$19.410	$27.940	$26.590
Accumulation unit value high	$42.410	$36.930	$21.900	$30.430	$50.010

Accumulation units outstanding	9,159	141	1,970	21,849	10,926

Shares of mutual funds owned	2,719	140	3,515	12,007	19,727

Investments, at cost	$128,982	$2,355	$18,367	$356,225	$293,143
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2023

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$28,327	$427,582	$58,788	$312,273	$380,914
Total Assets	$28,327	$427,582	$58,788	$312,273	$380,914

Net assets in the accumulation period	$28,327	$427,582	$58,788	$312,273	$380,914
Net assets	$28,327	$427,582	$58,788	$312,273	$380,914

Accumulation unit value low	$25.980	$30.220	$26.900	$29.880	$40.980
Accumulation unit value high	$31.720	$50.580	$39.860	$31.300	$66.590

Accumulation units outstanding	2,143	17,019	2,707	17,900	17,103

Shares of mutual funds owned	3,693	35,077	942	18,533	4,870

Investments, at cost	$32,924	$379,860	$59,800	$388,010	$380,455
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2023

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$302,199	$40,962	$282,103	$58,981	$212,052	$841,842
Total Assets	$302,199	$40,962	$282,103	$58,981	$212,052	$841,842

Net assets in the accumulation period	$302,199	$40,962	$282,103	$58,981	$212,052	$841,842
Net assets	$302,199	$40,962	$282,103	$58,981	$212,052	$841,842

Accumulation unit value low	$16.330	$34.150	$44.820	$37.090	$12.900	$9.050
Accumulation unit value high	$21.480	$52.940	$49.450	$38.630	$14.750	$10.380

Accumulation units outstanding	36,590	2,284	13,680	3,340	29,089	125,303

Shares of mutual funds owned	11,846	456	6,024	1,619	18,984	841,842

Investments, at cost	$264,992	$33,410	$252,126	$58,075	$243,081	$842,207
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2023

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$13,394	$1,671	$229,284	$2,747
Total Assets	$13,394	$1,671	$229,284	$2,747

Net assets in the accumulation period	$13,394	$1,671	$229,284	$2,747
Net assets	$13,394	$1,671	$229,284	$2,747

Accumulation unit value low	$27.910	$18.700	$24.610	$23.150
Accumulation unit value high	$45.360	$19.600	$27.110	$24.260

Accumulation units outstanding	1,008	462	18,476	320

Shares of mutual funds owned	318	162	6,358	107

Investments, at cost	$10,552	$1,903	$211,595	$2,473
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2023

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$251,165	$5,520	$5,158	$53,741
Total Assets	$251,165	$5,520	$5,158	$53,741

Net assets in the accumulation period	$251,165	$5,520	$5,158	$53,741
Net assets	$251,165	$5,520	$5,158	$53,741

Accumulation unit value low	$50.780	$25.850	$72.770	$23.240
Accumulation unit value high	$52.830	$27.090	$76.250	$25.230

Accumulation units outstanding	11,156	472	8,912	4,388

Shares of mutual funds owned	5,438	200	99	2,684

Investments, at cost	$198,138	$4,956	$3,256	$52,777
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2023

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$7,597	$4,024	$1	$11,588	$4
Total Assets	$7,597	$4,024	$1	$11,588	$4

Net assets in the accumulation period	$7,597	$4,024	$1	$11,588	$4
Net assets	$7,597	$4,024	$1	$11,588	$4

Accumulation unit value low	$36.480	$23.660	$11.540	$38.880	$54.570
Accumulation unit value high	$38.220	$24.790	$12.090	$40.740	$57.180

Accumulation units outstanding	399	403	154	679	—

Shares of mutual funds owned	318	338	—	234	—

Investments, at cost	$6,325	$3,976	$2	$7,926	$2
(Concluded)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2023

					Lazard
	BNY Mellon Investments		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Income
Dividends	$2,443	$25	$833	$1,884	$—
Expenses
Mortality and expense and administration charges	2,186	41	273	3,227	3,127
Net investment income (loss)	257	(16)	560	(1,343)	(3,127)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	4,620	6	(551)	(300)	(3,218)
Capital gain distributions	6,299	129	—	6,079	—
Net realized gain (loss) on investments	10,919	135	(551)	5,779	(3,218)

Net change in unrealized appreciation
(depreciation) on investments	26,421	188	1,363	45,561	27,517
Net increase (decrease) in net assets
resulting from operations	$37,597	$307	$1,372	$49,997	$21,172
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2023

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Income
Dividends	$428	$8,725	$—	$—	$—
Expenses
Mortality and expense and administration charges	433	4,464	271	3,560	4,404
Net investment income (loss)	(5)	4,261	(271)	(3,560)	(4,404)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(1,080)	2,880	90	3,400	891
Capital gain distributions	—	27,219	—	—	—
Net realized gain (loss) on investments	(1,080)	30,099	90	3,400	891

Net change in unrealized appreciation
(depreciation) on investments	2,902	(6,603)	5,974	55,520	123,794
Net increase (decrease) in net assets
resulting from operations	$1,817	$27,757	$5,793	$55,360	$120,281
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2023

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$2,492	$2	$887	$364	$5,372	$21,547
Expenses
Mortality and expense and administration charges	3,772	580	4,286	812	2,481	5,684
Net investment income (loss)	(1,280)	(578)	(3,399)	(448)	2,891	15,863

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	19,085	2,723	33,246	320	(533)	—
Capital gain distributions	835	1,796	12,517	1,670	—	—
Net realized gain (loss) on investments	19,920	4,519	45,763	1,990	(533)	—

Net change in unrealized appreciation
(depreciation) on investments	33,038	7,938	49,357	6,439	6,825	—
Net increase (decrease) in net assets
resulting from operations	$51,678	$11,879	$91,721	$7,981	$9,183	$15,863
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2023

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$241	$84	$2,065	$12
Expenses
Mortality and expense and administration charges	273	56	2,738	53
Net investment income (loss)	(32)	28	(673)	(41)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	2,406	(605)	1,298	191
Capital gain distributions	—	—	4,491	75
Net realized gain (loss) on investments	2,406	(605)	5,789	266

Net change in unrealized appreciation
(depreciation) on investments	(808)	689	19,276	121
Net increase (decrease) in net assets
resulting from operations	$1,566	$112	$24,392	$346
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2023

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Income
Dividends	$—	$98	$—	$1,170
Expenses
Mortality and expense and administration charges	3,670	90	91	674
Net investment income (loss)	(3,670)	8	(91)	496

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	68,472	34	65	155
Capital gain distributions	—	226	191	146
Net realized gain (loss) on investments	68,472	260	256	301

Net change in unrealized appreciation
(depreciation) on investments	41,666	114	(123)	5,729
Net increase (decrease) in net assets
resulting from operations	$106,468	$382	$42	$6,526
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2023

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$100	$123	$33	$152	$—
Expenses
Mortality and expense and administration charges	137	83	10	224	—
Net investment income (loss)	(37)	40	23	(72)	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	47	(154)	(225)	316	—
Capital gain distributions	125	233	—	741	—
Net realized gain (loss) on investments	172	79	(225)	1,057	—

Net change in unrealized appreciation
(depreciation) on investments	776	238	227	1,421	1
Net increase (decrease) in net assets
resulting from operations	$911	$357	$25	$2,406	$1
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

					Lazard
	BNY Mellon		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Net assets at December 31, 2021	$200,408	$2,799	$25,210	$294,038	$305,455
Changes from 2022 operations
Net investment income (loss)	141	(20)	563	(740)	(3,182)
Net realized gain (loss) on investments	19,826	307	(599)	39,315	68,760
Net change in unrealized appreciation
(depreciation) on investments	(58,385)	(793)	(2,740)	(101,264)	(115,470)
Net increase (decrease) in net
assets resulting from operations	(38,418)	(506)	(2,776)	(62,689)	(49,892)
Contract transactions
Surrenders and death benefits	—	—	(3,995)	(805)	(4,751)
Contract maintenance charges	(46)	(3)	(16)	(46)	(42)
Other transfers between sub-accounts,
including fixed interest account	(5,794)	—	556	(2,907)	(11,212)
Net increase (decrease) in net assets
resulting from contract transactions	(5,840)	(3)	(3,455)	(3,758)	(16,005)
Total increase (decrease) in net assets	(44,258)	(509)	(6,231)	(66,447)	(65,897)
Net assets at December 31, 2022	$156,150	$2,290	$18,979	$227,591	$239,558
Changes from 2023 operations
Net investment income (loss)	257	(16)	560	(1,343)	(3,127)
Net realized gain (loss) on investments	10,919	135	(551)	5,779	(3,218)
Net change in unrealized appreciation (depreciation) on investments	26,421	188	1,363	45,561	27,517
Net increase (decrease) in net
assets resulting from operations	37,597	307	1,372	49,997	21,172
Contract transactions
Surrenders and death benefits	(1,119)	—	(4,036)	(644)	(8,964)
Contract maintenance charges	(46)	(3)	(11)	(46)	(41)
Other transfers between sub-accounts,
including fixed interest account	(4,751)	—	182	74,782	14,586
Net increase (decrease) in net assets
resulting from contract transactions	(5,916)	(3)	(3,865)	74,092	5,581
Total increase (decrease) in net assets	31,681	304	(2,493)	124,089	26,753
Net assets at December 31, 2023	$187,831	$2,594	$16,486	$351,680	$266,311
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2021	$40,664	$388,985	$28,620	$330,439	$407,884
Changes from 2022 operations
Net investment income (loss)	71	3,108	(257)	(3,431)	(4,074)
Net realized gain (loss) on investments	8,509	57,829	990	11,647	28,276
Net change in unrealized appreciation
(depreciation) on investments	(13,899)	(63,688)	(12,012)	(140,345)	(184,370)
Net increase (decrease) in net
assets resulting from operations	(5,319)	(2,751)	(11,279)	(132,129)	(160,168)
Contract transactions
Surrenders and death benefits	(3,663)	(5,794)	—	(2,062)	—
Contract maintenance charges	(43)	(41)	(8)	(20)	(37)
Other transfers between sub-accounts,
including fixed interest account	(1,508)	(35,584)	—	59,326	52,121
Net increase (decrease) in net assets
resulting from contract transactions	(5,214)	(41,419)	(8)	57,244	52,084
Total increase (decrease) in net assets	(10,533)	(44,170)	(11,287)	(74,885)	(108,084)
Net assets at December 31, 2022	$30,131	$344,815	$17,333	$255,554	$299,800
Changes from 2023 operations
Net investment income (loss)	(5)	4,261	(271)	(3,560)	(4,404)
Net realized gain (loss) on investments	(1,080)	30,099	90	3,400	891
Net change in unrealized appreciation (depreciation) on investments	2,902	(6,603)	5,974	55,520	123,794
Net increase (decrease) in net
assets resulting from operations	1,817	27,757	5,793	55,360	120,281
Contract transactions
Surrenders and death benefits	(4,017)	(5,002)	(1,069)	(924)	(849)
Contract maintenance charges	(39)	(38)	(8)	(19)	(38)
Other transfers between sub-accounts,
including fixed interest account	435	60,050	36,739	2,302	(38,280)
Net increase (decrease) in net assets
resulting from contract transactions	(3,621)	55,010	35,662	1,359	(39,167)
Total increase (decrease) in net assets	(1,804)	82,767	41,455	56,719	81,114
Net assets at December 31, 2023	$28,327	$427,582	$58,788	$312,273	$380,914
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2021	$370,412	$51,124	$417,870	$72,678	$239,893	$438,700
Changes from 2022 operations
Net investment income (loss)	(1,096)	(418)	(3,184)	(480)	1,839	606
Net realized gain (loss) on investments	5,173	5,400	19,633	4,127	8,573	—
Net change in unrealized appreciation
(depreciation) on investments	(98,526)	(17,866)	(130,006)	(15,145)	(42,330)	—
Net increase (decrease) in net
assets resulting from operations	(94,449)	(12,884)	(113,557)	(11,498)	(31,918)	606
Contract transactions
Surrenders and death benefits	(1,725)	(1,383)	(3,245)	—	(2,265)	(584)
Contract maintenance charges	(21)	(48)	(16)	(16)	(21)	(114)
Other transfers between sub-accounts,
including fixed interest account	10,986	(974)	(1,632)	(80)	(23,794)	(16,023)
Net increase (decrease) in net assets
resulting from contract transactions	9,240	(2,405)	(4,893)	(96)	(26,080)	(16,721)
Total increase (decrease) in net assets	(85,209)	(15,289)	(118,450)	(11,594)	(57,998)	(16,115)
Net assets at December 31, 2022	$285,203	$35,835	$299,420	$61,084	$181,895	$422,585
Changes from 2023 operations
Net investment income (loss)	(1,280)	(578)	(3,399)	(448)	2,891	15,863
Net realized gain (loss) on investments	19,920	4,519	45,763	1,990	(533)	—
Net change in unrealized appreciation (depreciation) on investments	33,038	7,938	49,357	6,439	6,825	—
Net increase (decrease) in net
assets resulting from operations	51,678	11,879	91,721	7,981	9,183	15,863
Contract transactions
Surrenders and death benefits	(2,150)	(6,152)	(7,176)	(4,996)	(430)	(1,613)
Contract maintenance charges	(21)	(48)	(17)	(16)	(20)	(112)
Other transfers between sub-accounts,
including fixed interest account	(32,511)	(552)	(101,845)	(5,072)	21,424	405,119
Net increase (decrease) in net assets
resulting from contract transactions	(34,682)	(6,752)	(109,038)	(10,084)	20,974	403,394
Total increase (decrease) in net assets	16,996	5,127	(17,317)	(2,103)	30,157	419,257
Net assets at December 31, 2023	$302,199	$40,962	$282,103	$58,981	$212,052	$841,842
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2021	$23,144	$7,979	$270,847	$4,969
Changes from 2022 operations
Net investment income (loss)	38	128	19	(43)
Net realized gain (loss) on investments	598	(91)	30,814	266
Net change in unrealized appreciation
(depreciation) on investments	(2,884)	(1,155)	(57,560)	(829)
Net increase (decrease) in net
assets resulting from operations	(2,248)	(1,118)	(26,727)	(606)
Contract transactions
Surrenders and death benefits	(1,112)	(1,695)	(5,434)	(551)
Contract maintenance charges	(43)	(10)	(37)	(9)
Other transfers between sub-accounts,
including fixed interest account	61	224	(29,510)	(29)
Net increase (decrease) in net assets
resulting from contract transactions	(1,094)	(1,481)	(34,981)	(589)
Total increase (decrease) in net assets	(3,342)	(2,599)	(61,708)	(1,195)
Net assets at December 31, 2022	$19,802	$5,380	$209,139	$3,774
Changes from 2023 operations
Net investment income (loss)	(32)	28	(673)	(41)
Net realized gain (loss) on investments	2,406	(605)	5,789	266
Net change in unrealized appreciation (depreciation) on investments	(808)	689	19,276	121
Net increase (decrease) in net
assets resulting from operations	1,566	112	24,392	346
Contract transactions
Surrenders and death benefits	(7,606)	(4,012)	(9,962)	(1,347)
Contract maintenance charges	(41)	(4)	(33)	(7)
Other transfers between sub-accounts,
including fixed interest account	(327)	195	5,748	(19)
Net increase (decrease) in net assets
resulting from contract transactions	(7,974)	(3,821)	(4,247)	(1,373)
Total increase (decrease) in net assets	(6,408)	(3,709)	20,145	(1,027)
Net assets at December 31, 2023	$13,394	$1,671	$229,284	$2,747
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Net assets at December 31, 2021	$376,140	$7,060	$5,972	$61,390
Changes from 2022 operations
Net investment income (loss)	(3,447)	(14)	(92)	116
Net realized gain (loss) on investments	14,291	372	153	1,021
Net change in unrealized appreciation
(depreciation) on investments	(158,309)	(731)	(912)	(13,008)
Net increase (decrease) in net
assets resulting from operations	(147,465)	(373)	(851)	(11,871)
Contract transactions
Surrenders and death benefits	(1,214)	(4,450)	—	(3,368)
Contract maintenance charges	(40)	(7)	(6)	(27)
Other transfers between sub-accounts,
including fixed interest account	(5)	2,916	3	1,293
Net increase (decrease) in net assets
resulting from contract transactions	(1,259)	(1,541)	(3)	(2,102)
Total increase (decrease) in net assets	(148,724)	(1,914)	(854)	(13,973)
Net assets at December 31, 2022	$227,416	$5,146	$5,118	$47,417
Changes from 2023 operations
Net investment income (loss)	(3,670)	8	(91)	496
Net realized gain (loss) on investments	68,472	260	256	301
Net change in unrealized appreciation (depreciation) on investments	41,666	114	(123)	5,729
Net increase (decrease) in net
assets resulting from operations	106,468	382	42	6,526
Contract transactions
Surrenders and death benefits	—	—	—	—
Contract maintenance charges	(37)	(7)	(6)	(28)
Other transfers between sub-accounts,
including fixed interest account	(82,682)	(1)	4	(174)
Net increase (decrease) in net assets
resulting from contract transactions	(82,719)	(8)	(2)	(202)
Total increase (decrease) in net assets	23,749	374	40	6,324
Net assets at December 31, 2023	$251,165	$5,520	$5,158	$53,741
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2021	$8,458	$7,402	$2,027	$16,333	$4
Changes from 2022 operations
Net investment income (loss)	(57)	(3)	4	(78)	—
Net realized gain (loss) on investments	815	337	(31)	1,483	—
Net change in unrealized appreciation
(depreciation) on investments	(2,479)	(2,275)	(264)	(4,768)	(1)
Net increase (decrease) in net
assets resulting from operations	(1,721)	(1,941)	(291)	(3,363)	(1)
Contract transactions
Surrenders and death benefits	—	(519)	(565)	(1,048)	—
Contract maintenance charges	(25)	(8)	(2)	(26)	—
Other transfers between sub-accounts,
including fixed interest account	(1)	10	76	82	—
Net increase (decrease) in net assets
resulting from contract transactions	(26)	(517)	(491)	(992)	—
Total increase (decrease) in net assets	(1,747)	(2,458)	(782)	(4,355)	(1)
Net assets at December 31, 2022	$6,711	$4,944	$1,245	$11,978	$3
Changes from 2023 operations
Net investment income (loss)	(37)	40	23	(72)	—
Net realized gain (loss) on investments	172	79	(225)	1,057	—
Net change in unrealized appreciation (depreciation) on investments	776	238	227	1,421	1
Net increase (decrease) in net
assets resulting from operations	911	357	25	2,406	1
Contract transactions
Surrenders and death benefits	—	(1,348)	(1,331)	(2,704)	—
Contract maintenance charges	(25)	(6)	—	(22)	—
Other transfers between sub-accounts,
including fixed interest account	—	77	62	(70)	—
Net increase (decrease) in net assets
resulting from contract transactions	(25)	(1,277)	(1,269)	(2,796)	—
Total increase (decrease) in net assets	886	(920)	(1,244)	(390)	1
Net assets at December 31, 2023	$7,597	$4,024	$1	$11,588	$4
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023

1.    Organization
Athene Variable Annuity Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting principles accepted in the United States of America. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company.
On December 20, 2023, the Company and Athene Annuity and Life Company (AAIA) executed an Agreement and Plan of Merger pursuant to which, subject to the receipt of all regulatory approvals required in respect thereof, the Company will merge with and into AAIA, with AAIA as the surviving company (the Merger). The consummation of the Merger will require the approval of the California Department of Insurance, the Delaware Department of Insurance, and the Iowa Insurance Division. The Merger is not expected to have a material impact on the Company’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products: a variable annuity and an annuity with both fixed and variable portions (VA 2+2). Neither of these products are being actively marketed by the Company. The significant features of these products include flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contract holders in the sub-accounts that comprise the Separate Account. The fixed account offers minimum interest rates that are guaranteed by the General Account of the Company. The sub-accounts of the Separate Account (which does not include the allocation to the Fixed Account) invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
American Century Variable Portfolios, Inc.	American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	VP Disciplined Core Value Fund
VP Value Fund	VP Value Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023

Subaccount	Mutual Fund
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Fund	Government Money Market Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth & Income Portfolio	Growth & Income Portfolio
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Equity Income Portfolio II	Equity Income Portfolio II
Health Science Portfolio II	Health Science Portfolio II
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)

2.    Summary Of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023
Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels:
Level 1        Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2        Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3        Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2023.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.

Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.
Mortality and Expense and Administration Charges
The Company charges a fee against the contract holder for mortality and expense risks it assumes equivalent to an annual rate of 1.25% and 1.75% of the average daily value of each contract for variable annuity and VA 2+2 policies, respectively. Both products also offer the option of an

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023
additional death benefit. If this option is selected, the Company charges a total fee equivalent to an annual rate of 1.45% and 2.00% of the average daily value of the contract for variable annuity and VA 2+2 policies, respectively. In addition, the Company receives a fund facilitation fee from the contract holder equivalent to 0.20% of the average daily value of the contract on investments in the Vanguard Variable Insurance Fund. Mortality and Expense and Administration Charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).
Contract Maintenance Charge
The Separate Account deducts an administrative fee of $35 per year for each contract, except for certain contracts based on a minimum account value. The contract maintenance charge is recognized as a redemption of units and is included in the contract maintenance charges line item of the Statements of Changes in Net Assets.
Other Charges
For variable annuity policies, transfers in excess of twelve during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract holder. For VA 2+2 policies, transfers in excess of 20 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to affect an annuity at the time annuity payments commence. These charges are recognized as a redemption of units and are included in the Statements of Changes in Net Assets line item other transfers between sub-accounts, including fixed interest account.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023
4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2023:

	Cost of	Proceeds
	Purchases	From Sales

BNY Mellon Investment Portfolios
Stock Index Fund	$8,918	$8,282
Small Cap Stock Index Portfolio	154	44
Invesco Variable Investment Funds
High Yield Fund	1,022	4,332
Core Equity Fund	84,404	5,780
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	13,396	11,021
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	694	4,320
VP Value Fund	96,758	9,984
The Alger Funds
Large Cap Growth Portfolio	36,775	1,408
Mid Cap Growth Portfolio	10,588	13,087
Capital Appreciation Portfolio	8,072	51,821
Fidelity Variable Insurance Products
Overseas Portfolio	14,987	50,382
Growth Portfolio	1,850	7,398
Contrafund Portfolio	17,010	117,235
Mid-Cap Portfolio	2,468	11,390
Investment Grade Bond Portfolio	27,041	3,341
Government Money Market Portfolio	432,015	11,138
Janus Henderson Portfolio
Overseas Portfolio	713	8,728
Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio	279	4,072
Growth & Income Portfolio	19,889	20,480
Mid Cap Stock Portfolio	91	1,429
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	592	87,205
Equity Income Portfolio II	324	98
Health Sciences Portfolio II	191	93
Moderate Allocation Portfolio	1,685	1,273
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	225	162
Real Estate Index Portfolio	433	1,435
Total Bond Market Index Portfolio	100	1,346
Total Stock Market Index Portfolio	963	3,090
Capital Growth Portfolio	—	—

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2023 and 2022 were as follows:

	Years Ended December 31,
	2023	2022
	Units	Units

BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	—	308
Redemptions and transfers to/from	(149)	4,265
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	—	2,299
Redemptions and transfers to/from	—	(2,228)
Invesco Variable Investment Funds High Yield Fund
Contract purchases	—	862
Redemptions and transfers to/from	(211)	138
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	—	333
Redemptions and transfers to/from	2,570	9,241
Lazard Retirement Series, Inc. Retirement U.S. Small Cap
Equity Portfolio
Contract purchases	—	14
Redemptions and transfers to/from	120	5,223
American Century Variable Portfolios, Inc. VP Disciplined
Core Value Fund
Contract purchases	—	544
Redemptions and transfers to/from	(133)	508
American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	—	375
Redemptions and transfers to/from	1,073	7,141
The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	1,280	622
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	45	9,751
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023

	Years Ended December 31,
	2023	2022
	Units	Units

The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(998)	9,686
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	—	988
Redemptions and transfers to/from	(2,128)	18,634
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	—	1,690
Redemptions and transfers to/from	(197)	(552)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	—	2,920
Redemptions and transfers to/from	(2,256)	4,950
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	—	1,911
Redemptions and transfers to/from	(271)	(107)
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	—	4,089
Redemptions and transfers to/from	1,443	8,870
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	—	498,140
Redemptions and transfers to/from	38,923	(455,797)
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	—	8,286
Redemptions and transfers to/from	(225)	(7,688)
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	—	4,586
Redemptions and transfers to/from	(212)	(4,289)
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023

	Years Ended December 31,
	2023	2022
	Units	Units

Lord Abbett Series Fund, Inc. Growth & Income Portfolio
Contract purchases	—	1,076
Redemptions and transfers to/from	(175)	7,566
Lord Abbett Series Fund Mid Cap Stock Portfolio
Contract purchases	—	911
Redemptions and transfers to/from	(66)	(731)
T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	—	4,079
Redemptions and transfers to/from	(1,596)	2,283
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	—	814
Redemptions and transfers to/from	—	(610)
T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	—	1,867
Redemptions and transfers to/from	—	6,977
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	—	3,730
Redemptions and transfers to/from	(9)	(1,578)
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	—	4,830
Redemptions and transfers to/from	(1)	(4,630)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	—	706
Redemptions and transfers to/from	(59)	(484)
Vanguard Variable Insurance Funds Total Bond Market Index
Portfolio
Contract purchases	—	7,799
Redemptions and transfers to/from	(111)	(7,688)
Vanguard Variable Insurance Funds Total Stock Market Index
Portfolio
Contract purchases	—	3,287
Redemptions and transfers to/from	(82)	(2,921)
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	—	2,933
Redemptions and transfers to/from	—	(2,933)
		(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023
6.    Financial Highlights
The Company sells two different products which have unique combinations of features and fees that are charged against the contract holder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2023, 2022, 2021, 2020 and 2019, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

BNY Mellon Investment Portfolios
Stock Index Fund
2023	9,159	$34.02	$42.41	$187,831	1.45%	1.25%	2.00%	23.92%	24.85%
2022	9,308	27.30	34.14	156,150	0.98	1.25	2.00	(20.24)	(19.64)
2021	4,735	34.05	42.69	200,408	1.13	1.25	2.00	25.87	26.82
2020	5,231	26.90	33.83	174,589	1.60	1.25	2.00	15.67	16.54
2019	4,961	23.13	29.18	142,117	1.73	1.25	2.00	28.59	29.55
Small Cap Stock Index Portfolio
2023	141	35.24	36.93	2,594	0.53	1.25	2.00	13.11	13.39
2022	141	31.16	32.57	2,290	0.92	1.25	2.00	(18.30)	(18.09)
2021	70	38.14	39.76	2,799	0.65	1.25	2.00	23.65	23.96
2020	122	30.84	32.08	3,838	1.03	1.25	2.00	8.44	8.71
2019	168	28.44	29.51	4,842	0.86	1.25	2.00	19.79	20.09
Invesco Variable Investment Funds
High Yield Fund
2023	1,970	19.41	21.90	16,486	8.55	1.25	2.00	8.00	8.81
2022	2,181	17.97	20.13	18,979	4.31	1.25	2.00	(11.34)	(10.68)
2021	1,181	20.27	22.53	25,210	4.74	1.25	2.00	2.32	3.09
2020	1,172	19.81	21.86	24,307	6.03	1.25	2.00	1.27	2.03
2019	1,196	19.56	21.42	24,371	6.19	1.25	2.00	11.26	12.10
Core Equity Fund
2023	21,849	27.94	30.43	351,680	0.73	1.25	2.00	20.93	21.84
2022	19,279	22.98	25.10	227,591	0.93	1.25	2.00	(22.12)	(21.53)
2021	9,705	29.34	32.15	294,038	0.67	1.25	2.00	25.21	26.15
2020	9,921	23.31	25.62	238,337	1.40	1.25	2.00	11.59	12.43
2019	12,008	20.77	22.90	256,627	0.96	1.25	2.00	26.41	27.36
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio
2023	10,926	26.59	50.01	266,311	—	1.25	2.00	7.85	8.66
2022	10,806	24.66	46.02	239,558	—	1.25	2.00	(17.19)	(16.56)
2021	5,569	29.77	55.16	305,455	0.05	1.25	2.00	17.50	18.38
2020	5,608	25.34	46.59	259,805	0.19	1.25	2.00	4.64	5.43
2019	5,523	24.22	44.19	242,683	—	1.25	2.00	27.35	28.31
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
2023	2,143	$25.98	$31.72	$28,327	2.54%	1.25%	2.00%	6.51%	7.31%
2022	2,276	24.26	29.56	30,131	1.72	1.25	2.00	(14.46)	(13.82)
2021	1,224	28.20	34.30	40,664	1.07	1.25	2.00	21.20	22.12
2020	1,398	23.14	28.09	38,033	1.94	1.25	2.00	9.59	10.42
2019	1,598	21.00	25.44	39,377	1.95	1.25	2.00	21.50	22.41
VP Value Fund
2023	17,019	30.22	50.58	427,582	2.51	1.25	2.00	6.86	7.66
2022	15,946	28.28	46.98	344,815	2.13	1.25	2.00	(1.37)	(0.63)
2021	8,430	28.67	47.28	388,985	1.74	1.25	2.00	22.05	22.96
2020	8,815	23.49	38.45	329,488	2.35	1.25	2.00	(1.03)	(0.28)
2019	8,869	23.74	38.56	332,780	2.13	1.25	2.00	24.52	25.46
The Alger Funds
Large Cap Growth Portfolio
2023	2,707	26.90	39.86	58,788	—	1.25	2.00	30.05	31.03
2022	1,427	20.57	30.57	17,333	—	1.25	2.00	(39.87)	(39.42)
2021	805	34.03	50.71	28,620	—	1.25	2.00	9.63	10.45
2020	805	30.87	46.14	25,920	0.19	1.25	2.00	63.72	64.95
2019	806	18.75	28.12	15,724	—	1.25	2.00	24.91	25.85
Mid Cap Growth Portfolio
2023	17,900	29.88	31.30	312,273	—	1.25	2.00	20.74	21.65
2022	17,855	24.61	25.86	255,554	—	1.25	2.00	(37.34)	(36.87)
2021	8,104	39.06	41.17	330,439	—	1.25	2.00	2.14	2.91
2020	7,818	38.03	40.21	309,726	—	1.25	2.00	61.36	62.58
2019	9,757	23.44	24.85	237,766	—	1.25	2.00	27.68	28.64
Capital Appreciation Portfolio
2023	17,103	40.98	66.59	380,914	—	1.25	2.00	40.31	41.36
2022	18,101	29.05	47.34	299,800	—	1.25	2.00	(37.78)	(37.31)
2021	8,415	46.43	75.90	407,884	—	1.25	2.00	16.77	17.65
2020	8,568	39.54	64.84	352,986	—	1.25	2.00	38.94	39.99
2019	9,825	28.30	46.55	289,155	—	1.25	2.00	30.94	31.92
Fidelity Variable Insurance Products
Overseas Portfolio
2023	36,590	16.33	21.48	302,199	0.83	1.25	2.00	17.85	18.73
2022	38,718	13.78	18.18	285,203	0.87	1.25	2.00	(26.17)	(25.62)
2021	19,096	18.56	24.57	370,412	0.33	1.25	2.00	17.03	17.91
2020	19,888	15.77	20.94	327,185	0.23	1.25	2.00	13.04	13.90
2019	16,097	13.88	18.48	232,567	1.56	1.25	2.00	24.98	25.92
Growth Portfolio
2023	2,284	34.15	52.94	40,962	—	1.25	2.00	33.21	34.21
2022	2,481	25.50	39.64	35,835	0.35	1.25	2.00	(26.13)	(25.58)
2021	1,343	34.33	53.54	51,124	—	1.25	2.00	20.47	21.38
2020	1,536	28.34	44.33	48,124	0.04	1.25	2.00	40.70	41.76
2019	1,676	20.03	31.43	37,317	0.06	1.25	2.00	31.32	32.31
Contrafund Portfolio
2023	13,680	44.82	49.45	282,103	0.26	1.25	2.00	30.49	31.47
2022	15,936	34.34	37.61	299,420	0.27	1.25	2.00	(27.94)	(27.40)
2021	8,066	47.66	51.81	417,870	0.03	1.25	2.00	24.99	25.93
2020	8,117	38.13	41.14	333,902	0.08	1.25	2.00	27.65	28.61
2019	6,579	29.87	31.99	210,129	0.22	1.25	2.00	28.68	29.64
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Mid-Cap Portfolio
2023	3,340	$37.09	$38.63	$58,981	0.56%	1.25%	2.00%	12.80%	13.65%
2022	3,611	32.70	34.16	61,084	0.51	1.25	2.00	(16.43)	(15.80)
2021	1,807	38.92	40.78	72,678	0.59	1.25	2.00	23.12	24.04
2020	2,090	31.44	33.04	67,802	0.51	1.25	2.00	15.84	16.72
2019	2,555	26.99	28.45	71,026	0.88	1.25	2.00	21.00	21.92
Investment Grade Bond Portfolio
2023	29,089	12.90	14.75	212,052	2.69	1.25	2.00	4.11	4.89
2022	27,646	12.39	14.06	181,895	2.17	1.25	2.00	(14.68)	(14.04)
2021	14,687	14.52	16.36	239,893	2.09	1.25	2.00	(2.57)	(1.84)
2020	13,232	14.90	16.66	220,170	2.33	1.25	2.00	7.22	8.03
2019	12,189	13.90	15.42	187,730	2.64	1.25	2.00	7.50	8.30
Government Money Market Fund
2023	125,303	9.05	10.38	841,842	4.73	1.25	2.00	2.82	3.59
2022	86,380	8.80	10.02	422,585	1.41	1.25	2.00	(0.57)	0.18
2021	44,037	8.86	10.00	438,700	0.01	1.25	2.00	(1.97)	(1.23)
2020	43,638	9.03	10.13	440,369	0.28	1.25	2.00	(1.67)	(0.93)
2019	16,997	9.19	10.22	172,590	1.99	1.25	2.00	—	0.75
Janus Henderson Portfolio
Overseas Portfolio
2023	1,008	27.91	45.36	13,394	1.16	1.25	2.00	8.68	9.50
2022	1,233	25.68	41.43	19,802	1.74	1.25	2.00	(10.41)	(9.74)
2021	635	28.66	45.90	23,144	1.14	1.25	2.00	11.34	12.17
2020	727	25.74	40.92	22,946	1.27	1.25	2.00	13.99	14.85
2019	968	22.58	35.63	25,442	1.41	1.25	2.00	24.50	25.44
Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio
2023	462	18.70	19.60	1,671	1.86	1.75	2.00	4.45	4.71
2022	674	17.91	18.72	5,380	3.90	1.75	2.00	(14.53)	(14.31)
2021	377	20.95	21.84	7,979	2.87	1.75	2.00	1.23	1.49
2020	406	20.69	21.52	8,481	3.80	1.75	2.00	5.17	5.44
2019	462	19.68	20.41	9,153	2.78	1.75	2.00	11.11	11.39
Growth & Income Portfolio
2023	18,476	24.61	27.11	229,284	0.96	1.25	2.00	10.95	11.79
2022	18,651	22.18	24.25	209,139	1.27	1.25	2.00	(11.23)	(10.56)
2021	10,009	24.99	27.12	270,847	1.04	1.25	2.00	26.47	27.42
2020	11,254	19.76	21.28	238,931	1.74	1.25	2.00	0.66	1.42
2019	10,707	19.63	20.99	224,082	1.54	1.25	2.00	20.07	20.97
Mid Cap Stock Portfolio
2023	320	23.15	24.26	2,747	0.22	1.75	2.00	13.14	13.42
2022	386	20.46	21.39	3,774	0.78	1.75	2.00	(12.97)	(12.75)
2021	206	23.51	24.51	4,969	0.56	1.75	2.00	26.15	26.47
2020	250	18.64	19.38	4,757	1.14	1.75	2.00	0.46	0.71
2019	254	18.55	19.25	4,797	0.37	1.75	2.00	20.21	20.51
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio
2023	11,156	50.78	52.83	251,165	—	1.25	2.00	46.35	47.44
2022	12,752	34.45	36.01	227,416	—	1.25	2.00	(39.72)	(39.27)
2021	6,390	56.93	59.59	376,140	—	1.25	2.00	15.29	16.16
2020	6,413	49.11	51.56	325,046	—	1.25	2.00	31.61	32.61
2019	7,649	37.11	39.07	292,354	—	1.25	2.00	27.32	28.28
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Equity Income Portfolio II
2023	472	$25.85	$27.09	$5,520	2.61%	1.75%	2.00%	7.15%	7.42%
2022	472	24.12	25.21	5,146	1.56	1.75	2.00	(5.49)	(5.25)
2021	268	25.52	26.61	7,060	1.40	1.75	2.00	22.74	23.05
2020	205	20.80	21.63	4,426	2.11	1.75	2.00	(1.05)	(0.80)
2019	205	21.02	21.80	4,469	2.08	1.75	2.00	23.55	23.86
Health Sciences Portfolio II
2023	8,912	72.77	76.25	5,158	—	1.75	2.00	0.66	0.91
2022	8,912	72.30	75.57	5,118	—	1.75	2.00	(14.41)	(14.20)
2021	68	84.48	88.07	5,972	—	1.75	2.00	10.60	10.87
2020	68	76.38	79.44	5,393	—	1.75	2.00	26.70	27.02
2019	351	60.28	62.54	21,940	—	1.75	2.00	26.08	26.40
Moderate Allocation Portfolio
2023	4,388	23.24	25.23	53,741	2.82	1.25	2.00	13.07	13.92
2022	4,397	20.56	22.14	47,417	1.55	1.25	2.00	(19.93)	(19.33)
2021	2,245	25.67	27.45	61,390	0.98	1.25	2.00	7.88	8.70
2020	2,241	24.48	25.25	56,440	1.37	1.25	2.00	12.27	13.11
2019	2,389	21.69	22.33	53,228	1.97	1.25	2.00	17.43	18.31
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio
2023	399	36.48	38.22	7,597	0.71	1.95	2.20	13.32	13.60
2022	400	32.19	33.65	6,711	1.13	1.95	2.20	(20.59)	(20.39)
2021	200	40.54	42.26	8,458	1.09	1.95	2.20	21.65	21.96
2020	201	33.32	34.65	6,958	1.49	1.95	2.20	15.50	15.79
2019	202	28.85	29.93	6,035	1.48	1.95	2.20	28.03	28.35
Real Estate Index Portfolio
2023	403	23.66	24.79	4,024	—	1.95	2.20	9.28	9.55
2022	462	21.65	22.63	4,944	1.98	1.95	2.20	(27.90)	(27.72)
2021	240	30.03	31.31	7,402	2.14	1.95	2.20	37.16	37.50
2020	265	21.89	22.77	5,948	2.51	1.95	2.20	(6.93)	(6.70)
2019	268	23.52	24.40	6,447	2.04	1.95	2.20	26.00	26.32
Total Bond Market Index Portfolio
2023	154	11.54	12.09	1	7.51	1.95	2.20	3.29	3.54
2022	265	11.17	11.68	1,245	2.49	1.95	2.20	(15.10)	(14.89)
2021	154	13.16	13.72	2,027	2.16	1.95	2.20	(3.86)	(3.61)
2020	154	13.69	14.24	2,100	2.66	1.95	2.20	5.24	5.50
2019	186	13.01	13.49	2,416	1.59	1.95	2.20	6.31	6.58
Total Stock Market Index Portfolio
2023	679	38.88	40.74	11,588	1.23	1.95	2.20	23.22	23.53
2022	761	31.56	32.98	11,978	1.39	1.95	2.20	(21.34)	(21.14)
2021	395	40.12	41.83	16,333	1.24	1.95	2.20	22.91	23.21
2020	432	32.64	33.95	14,466	1.57	1.95	2.20	17.93	18.22
2019	480	27.68	28.72	13,582	1.65	1.95	2.20	27.91	28.23
Capital Growth Portfolio
2023	—	54.57	57.18	4	1.01	1.95	2.20	25.22	25.53
2022	—	43.58	45.55	3	—	1.95	2.20	(17.32)	(17.11)
2021	—	52.71	54.96	4	—	1.95	2.20	18.90	19.20
2020	—	44.34	46.11	3	3.85	1.95	2.20	14.91	15.20
2019	307	38.58	40.03	12,296	1.09	1.95	2.20	23.75	24.06
								(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2023
(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 30, 2024, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2023 that require disclosure or adjustment to the financial statements at that date or for the period ended.